GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
2020	$ 188,969	$ 732,431
2021	798,524	732,431
2022	791,404	732,431
2023	788,036	729,063
2024	771,052	712,079
Thereafter	1,490,013	1,730,648
Total	4,827,998	5,369,083	$ 6,671,582
Customer Base
2020		103,455
2021		103,455
2022		103,455
2023		103,455
2024		103,455
Thereafter		315,542
Total	755,876	832,817	572,267
Developed Technology
2020		510,624
2021		510,624
2022		510,624
2023		510,624
2024		510,624
Thereafter		936,129
Total	3,106,281	3,489,249	5,046,530
Film Library
2020		87,000
2021		87,000
2022		87,000
2023		87,000
2024		87,000
Thereafter		417,100
Total	797,950	852,100	924,300
Trademarks and Tradenames
2020		11,000
2021		11,000
2022		11,000
2023		11,000
2024		11,000
Thereafter		61,877
Total	108,171	116,877	128,485
Favorable leases
2020		20,352
2021		20,352
2022		20,352
2023		16,984
2024		0
Thereafter		0
Total	$ 52,600	$ 78,040	$ 0